Document and Entity Information	2 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	Boston Investment & Development Corp.
Entity Central Index Key	0001568875
Document Type	S-1
Document Period End Date	May 23, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2013